Financial Instruments (Pre-Tax Effect Of Foreign Exchange Contracts Designated As Net Investment Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	$ 18	$ 33	$ 26
Foreign Exchange Contracts [Member] | Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	2	24	(57)
Foreign Exchange Contracts [Member] | Interest Expense, Net [Member] | Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings